Stock-Based Compensation - Summary of Restricted Stock Awards (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of shares
Ending balance (in shares)	0
Restricted stock awards | Class A Common Stock
Number of shares
Beginning balance (in shares)	6,691
Vested (in shares)	(6,691)
Ending balance (in shares)	0
Weighted- average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 5.82
Vested (in dollars per share) | $ / shares	5.82
Ending balance (in dollars per share) | $ / shares	$ 0